Income Tax Expense (Details 1) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Timing Differences On Property & Equipment, Right Of Use Assets, Lease Obligations And Financing Costs	$ 1,962,496	$ 2,008,844	$ 1,959,426
Sred Expenditures	676,518	676,518	676,518
Foreign Tax Credit	451,549	285,772	285,772
Deferred Tax Assets	12,544,489	14,051,458	12,521,858
Intellectual property and Right of Use Assets	(2,053,503)	(2,472,214)	(2,791,079)
Less valuation allowance	(10,490,986)	(11,579,244)	(9,730,779)
Canada
Net operating losses carried forward:	9,451,820	11,076,403	9,594,511
USA
Net operating losses carried forward:	$ 2,106	$ 3,921	$ 5,631